Post balance sheet events	12 Months Ended
Mar. 31, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events	36. Post balance sheet events
On 13 April 2026, National Grid North America Inc. entered into a 10-year loan of $864.9 million, with the proceeds received on 21 April 2026. As the loan was entered into after the reporting date, it has not been reflected in the consolidated statement of financial position as at 31 March 2026.